Related Party Transactions (Details Textual)	1 Months Ended	6 Months Ended		12 Months Ended
	Feb. 15, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2015 TWD	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2014 TWD	Dec. 31, 2013 USD ($)
Share-based Compensation	$ 6,000
Related Party Transaction, Amounts of Transaction				$ 27,000
Due to Related Parties, Current		$ 194		$ 36,126			$ 0
Operating Leases, Rent Expense		194	TWD 6,000
Accrued Liabilities		194
Lease Agreement Fees payable To Officer					$ 32	TWD 1,000
Accrued Salaries		$ 9,000